Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 817	$ 786
Amortization of deferred commissions	139	128
Aggregate amount of transaction price allocated to remaining performance obligations	16,700	16,000
Refinitiv [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenues from Contracts With Customers	$ 339	$ 336